Share based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based payment arrangements [Abstract]
Disclosure of key terms and conditions related to grants
The key terms and conditions related to the grants under these programs are as at December 31, 2018 as follows:

Plan	Number of options outstanding	Vesting conditions	Contractual life of options
Stock option Plan C	11,530	4 years' service from grant date	6 years
Equity Incentive Plan Board	185,340	1 year service from grant date	8 years
Equity Incentive Plan Employees / Board	405,280	2 years' service from grant date (50%)	8 years
Equity Incentive Plan Employees / Board	390,627	3 years' service from grant date (50%)	8 years

Disclosure of the fair value of options measured based on the Black-Scholes formula
The fair value of the options was measured based on the Black-Scholes formula.

Stock Option Plan
	Equity Incentive Plan 2018	Equity Incentive Plan 2018	Equity Incentive Plan 2017	Equity Incentive Plan 2017
Fair value at grant date	USD 0.340 (1 year vesting) 1) USD 0.449 (2 year vesting) 1) USD 0.514 (3 year vesting) 1)	USD 1.074 (1 year vesting) 2) USD 1.299 (2 year vesting) 2) USD 1.390 (3 year vesting) 2)	USD 0.198 (1 year vesting) 1) USD 0.287 (2 year vesting) 1) USD 0.352 (3 year vesting) 1)	USD 0.233 (1 year vesting) 2) USD 0.335 (2 year vesting) 2) USD 0.406 (3 year vesting) 2)
Share price at grant date	USD 0.64	USD 1.46	USD 0.76	USD 0.72
Exercise price	USD 0.66	USD 1.58	USD 0.82	USD 0.82
Expected volatility	137.06%	93.38%	72.85%	93.01%
Expected life	1,2 and 3 years	1,2 and 3 years	1,2 and 3 years	1,2 and 3 years
Expected dividends	—	—	—	—
Risk-free interest rate	3.06%	2.92%	2.38%	2.19%

1) October grants for the respective year
2) April grants for the respective year

Disclosure of the number and weighted average exercise prices of options
The number and weighted average exercise prices (in CHF) of options under the share option programs for Stock Option Plan A, Stock Option Plan C and the EIP are as follows:

	2018			2017
	Number of options	Weighted average exercise price	Weighted average remaining term	Number of options	Weighted average exercise price	Weighted average remaining term
Outstanding at January 1	225,154	17.40	6.88	1,038,140	3.36	6.14
Expired during the year	(5,000)	—	—	(67,500)	—	—
Forfeited during the year	(139,360)	—	—	(637,200)	—	—
Exercised during the year	—	—	—	—	—	—
Granted during the year	911,983	1.04	7.73	1,918,100	0.82	7.70
Outstanding at December 31	992,777	1.10	7.45	2,251,540	1.74	6.88
Exercisable at December 31	63,314	26.28	5.08	326,510	4.48	4.24